Annual Operating Expenses {- Fidelity® Series All-Sector Equity Fund} - 01.31 Fidelity Series All-Sector Equity Fund Series PRO-10 - Fidelity® Series All-Sector Equity Fund - Fidelity Series All-Sector Equity Fund-Default
Apr. 01, 2021
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none